COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)															3 Months Ended		9 Months Ended			10 Months Ended	12 Months Ended	13 Months Ended
	Jan. 01, 2025	Oct. 01, 2024	Jul. 01, 2024	Jun. 03, 2024	May 28, 2024	May 20, 2024	May 18, 2024	May 08, 2024	Mar. 31, 2024	Mar. 22, 2024	Dec. 21, 2023	Jun. 21, 2023	May 18, 2023	Mar. 28, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Apr. 30, 2025	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Working capital													$ 1,000,000		$ 2,082,000		$ 2,082,000
Maturity date													12 months
Repayments of Debt																						$ 91,667
Interest rate													17.97%
Component of accrued expenses															578,917		578,917
Operating lease expense															45,000	$ 279,000	444,000	$ 717,000	$ 762,000		$ 1,058,000
Other current liability															15,000		15,000	75,000			$ 99,000
Directors and Officers Liability Insurance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Insurance liabilities											$ 5,000,000
Malpractice Insurance, Maximum Coverage Per Incident											$ 250,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease expense			$ 30,000
Blue Yonder Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Component of accrued expenses															$ 509,119		$ 509,119
Loss contingency estimate of possible loss per year														$ 100,000
Loss contingency estimate of possible loss value														300,000
Damages claimed												$ 275,000
Loss contingency damages awarded value												509,119
First milestone payment			$ 175,000
Blue Yonder Inc [Member] | Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss contingency damages awarded value	$ 509,119
Blue Yonder Inc [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss contingency damages awarded value		$ 225,000
Semi Cab Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repayments of Debt										$ 453,600
Other current liability																		$ 45,000					$ 108,000
Dispute. amount					$ 93,000
Accrued, potential liability									$ 100,000
Semi Cab Inc [Member] | Service Contract And Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Damages claimed												$ 275,000		300,000
Other current liability									$ 225,000
Semi Cab Inc [Member] | Service Contract And Agreement [Member] | January 1, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining settlement														509,119
Semi Cab Inc [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repayments of Debt								$ 311,750
Settlement Sum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of litigation							$ 946,666
Initial Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of litigation						$ 25,000.00
Second Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of litigation				$ 75,000.00
Additional Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of litigation																				$ 84,666
Per Year [Member] | Semi Cab Inc [Member] | Service Contract And Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Damages claimed														100,000
Two Separate Milestone Payment [Member] | Semi Cab Inc [Member] | Service Contract And Agreement [Member] | Due on July 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for milestone														509,119
First Milestone Payment [Member] | Semi Cab Inc [Member] | Service Contract And Agreement [Member] | Due on July 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for milestone														175,000
Second Milestone Payment [Member] | Semi Cab Inc [Member] | Service Contract And Agreement [Member] | October 1 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for milestone														$ 225,000